Non-financial Assets and Liabilities	6 Months Ended
Dec. 31, 2018
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Non-financial Assets and Liabilities

6. Non-financial assets and liabilities

b.	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2018
Opening net book amount	134,453	1,898	427,779	22,220	586,350
Exchange differences	—	(3)	—	—	(3)
Amortization charge	—	(125)	—	(1,616)	(1,741)
Closing net book amount	134,453	1,770	427,779	20,604	584,606

As of June 30, 2018
Cost	134,453	2,749	489,698	23,999	650,899
Accumulated amortization	—	(979)	—	(3,395)	(4,374)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,770	427,779	20,604	584,606

Six Months Ended December 31, 2018
Opening net book amount	134,453	1,770	427,779	20,604	584,606
Exchange differences	—	(4)	(1)	2	(3)
Amortization charge	—	(61)	—	(727)	(788)
Closing net book amount	134,453	1,705	427,778	19,879	583,815

As of December 31, 2018
Cost	134,453	2,724	489,697	24,000	650,874
Accumulated amortization	—	(1,019)	—	(4,121)	(5,140)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,705	427,778	19,879	583,815

c.	Deferred tax balances

(i) Deferred tax balances

(in U.S. dollars, in thousands)	As of December 31, 2018	As of June 30, 2018
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	56,044	55,904
Other temporary differences	4,056	669
Total deferred tax assets	60,100	56,573

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	76,604	76,652
Total deferred tax liabilities	76,604	76,652
Net deferred tax liabilities	16,504	20,079

Deferred tax assets expected to be settled within 12 months	—	—
Deferred tax assets expected to be settled after 12 months	60,100	56,573

Deferred tax liabilities expected to be settled within 12 months	99	147
Deferred tax liabilities expected to be settled after 12 months	76,505	76,505

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of July 1, 2017	(74,660)	(3,566)	127,519	49,293
Reclassifications	1,473	—	—	1,473
Charged/(credited) to:
- profit or loss	17,283	2,897	(50,867)	(30,687)
As of June 30, 2018	(55,904)	(669)	76,652	20,079
Charged/(credited) to:
- profit or loss	(140)	(3,387)	(48)	(3,575)
As of December 31, 2018	(56,044)	(4,056)	76,604	16,504

(1)	Deferred tax assets are netted against deferred tax liabilities

a.	Deferred consideration

(in U.S. dollars, in thousands)	As of December 31, 2018	As of June 30, 2018
Opening balance	—	—
Up-front milestone receivable recognized during the period	20,000	—
Amount recognized as revenue in the period	(10,000)	—
Balance as of the end of the period	10,000	—

Deferred consideration represents the portion of the up-front technology access fee receivable from Tasly that has not been recognized as revenue.  In accordance with the Group’s accounting policy, revenue related to the licensing of intellectual property is only recognized to the extent that control has been transferred to the customer.  The deferred consideration amount will be recognized in revenue when and if control transfers to Tasly based on the Group’s decision regarding the exercise of the Group’s rights in the terms and conditions of the agreement.